Commitments (Tables)	12 Months Ended
May 31, 2014
Commitments (Tables) [Abstract]
Schedule of Purchase Commitments
	Aircraft and
	Aircraft Related	Other(1)	Total

2015	$1,147	$1,197	$2,344
2016	1,248	274	1,522
2017	956	123	1,079
2018	1,368	58	1,426
2019	859	19	878
Thereafter	4,498	101	4,599
Total	$10,076	$1,772	$11,848

(1)	Primarily equipment, advertising contracts and in 2015, approximately $580 million of quarterly contributions to our U.S. Pension Plans.

Schedule of Aircraft Purchase Commitments
	B757	B767F	B777F	Total

2015	13	12	-	25
2016	-	11	2	13
2017	-	11	-	11
2018	-	10	2	12
2019	-	4	2	6
Thereafter	-	-	12	12
Total	13	48	18	79